Advance to Suppliers	12 Months Ended
Sep. 30, 2023
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

NOTE 5 — ADVANCE TO SUPPLIERS

Advances to suppliers consist of the following:

	As of September 30,
	2023	2022
Advances to suppliers for inventory raw material purchase	$180,643	$16,701
Less: allowance for doubtful accounts	-	-
Advances to suppliers	$180,643	$16,701

Advances to suppliers represent prepayments made to suppliers to ensure continuous high-quality supplies and favorable purchase prices of raw materials.